Nature of the Business and Basis of Presentation - Impacts of Error on Condensed Financial Statements (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value	$ 129,066,000		$ 140,774,000
Additional paid-in capital	28,620,000		16,912,000
Accumulated deficit	(23,620,000)		(11,912,000)
Stockholders' deficit	5,000,000	$ 5,000,000	5,000,000		$ 23,000	$ 25,000	$ 0
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value								$ 72,399,000
Additional paid-in capital			5,951,000	$ 5,121,000
Accumulated deficit			(951,000)	$ (2,000)
Evolv Technologies Holdings, Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value	75,877,000	75,877,000	75,877,000		75,877,000	75,877,000		72,883,000	$ 43,441,000
Additional paid-in capital	11,435,000		9,169,000					7,956,000
Accumulated deficit	(130,007,000)		(93,881,000)					(66,489,000)
Stockholders' deficit	$ (118,537,000)	$ (96,903,000)	(84,686,000)		$ (69,807,000)	$ (64,766,000)		(58,510,000)	$ (38,464,000)
Evolv Technologies Holdings, Inc. | As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value			75,393,000					72,399,000
Additional paid-in capital			9,921,000					8,708,000
Accumulated deficit			(94,149,000)					(66,757,000)
Stockholders' deficit			(84,202,000)					(58,026,000)
Evolv Technologies Holdings, Inc. | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Carrying Value			484,000					484,000
Additional paid-in capital			(752,000)					(752,000)
Accumulated deficit			268,000					268,000
Stockholders' deficit			$ (484,000)					$ (484,000)